Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
11.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Accrued payroll	$1,215	$1,224
Professional services	129	-
Other	88	88
Total	$1,432	$1,312